LONG-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF INVESTMENT

	Long-term Investments	Total	Total
	HK$	HK$	US$
Balance as of January 1, 2022	—	—	—
Addition	14,500,000	14,500,000	1,866,704

Balance as of December 31, 2022 and January 1, 2023	14,500,000	14,500,000	1,866,704
Addition	26,110,738	26,110,738	3,361,450
Loss due to mark-to-market of a derivative asset	(1,963,000)	(1,963,000)	(252,713)
Balance as of December 31, 2023 and January 1, 2024	38,647,738	38,647,738	4,975,442
Addition	8,500,000	8,500,000	1,094,275
Redemption of investments	(48,253,736)	(48,253,736)	(6,212,101)
Gain on sale of investments	1,105,998	1,105,998	142,384

Balance as of December 31, 2024	—	—	—